Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Formula [Abstract]
Fixed interest rate	R$ 240,772,724	R$ 202,592,491	R$ 178,231,509
Floating rate	81,160,466	85,236,722	90,206,047
Total	R$ 321,933,190	R$ 287,829,213	R$ 268,437,556